Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	820	214	1,369	1,034	2,870
Gains/(losses) on cash flow hedges	(4)	14	(10)	10	(27)
Foreign currency translation	1,115	(1,117)	(2,432)	(2)	(3,014)
Unrealized gains/(losses) on securities	(47)	184	2	137	(38)
Actuarial gains/(losses)	46	73	26	119	53
Net prior service cost	(14)	(22)	3	(36)	6
Other comprehensive income/(loss), net of tax	1,096	(868)	(2,411)	228	(3,020)
Comprehensive income/(loss)	1,916	(654)	(1,042)	1,262	(150)
Comprehensive income/(loss) attributable to noncontrolling interests	217	(9)	128	208	337
Comprehensive income/(loss) attributable to shareholders	1,699	(645)	(1,170)	1,054	(487)